Convertible Debt (Details) - Schedule of roll forward of the notes - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of roll forward of the notes [Abstract]
Beginning fair value balance on issue date	$ 1,327	$ 4,670
Change in fair value (loss) reported in statement of operations	298	(681)
Conversion of notes to common shares	$ (2,825)	(2,662)
Ending fair value balance – December 31, 2020		$ 1,327